Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		33 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Operating activities
Net loss	$ (8,975)	$ (61,763)	$ (16,398)	$ (87,136)
Adjustments to reconcile net loss to net cash used in operating activities:
Acquired in-process research and development	6,630	8,000	500	15,130
Depreciation	7	64	35	106
Increase in fair value of investor rights obligation	651		1,010	1,661
Share based compensation expense		1,803	305	2,108
Changes in operating assets and liabilities:
Other assets	(27)	1,020	(2,709)	(1,716)
Accounts payable	109	2,565	496	3,170
Accrued expenses	368	5,565	2,612	8,545
Other liabilities	6	(11)	8	3
Net cash used in operating activities	(1,231)	(42,757)	(14,141)	(58,129)
Investing activities
Acquisition of product candidate licenses and milestone payments	(6,000)	(8,000)	(500)	(14,500)
Restricted cash	(100)	200	(100)
Purchase of property and equipment	(62)	(165)	(98)	(325)
Net cash used in investing activities	(6,162)	(7,965)	(698)	(14,825)
Financing activities
Proceeds from initial public offering, net of issuance costs		77,960		77,960
Proceeds from exercise of stock options		33		33
Proceeds from sale of convertible preferred and common stock and related investor rights, net of issuance costs	9,926	58,349	52,131	120,406
Net cash provided by financing activities	9,926	136,342	52,131	198,399
Increase in cash and cash equivalents	2,533	85,620	37,292	125,445
Cash and cash equivalents at beginning of period		39,825	2,533
Cash and cash equivalents at end of period	2,533	125,445	39,825	125,445
Non-cash investing and financing activities
Issuance of Series O convertible preferred stock	630			630
Settlement of investor rights obligation			3,829	3,829
Conversion of convertible preferred stock to common stock		$ 122,697		$ 122,697